Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(6,204,565)	$(9,088,471)
Denominator:
Basic and diluted weighted average shares outstanding	29,956,393	28,978,151

Basic and diluted loss per share	$(0.21)	$(0.31)